Schedule of other non financial assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Other Non Financial Assets
Fair value adjustment - financial assets		₨ 976	₨ 1,481
Restricted asset		167,907	206,074
Total		168,883	207,555
Non-current	$ 1,977	₨ 168,883	₨ 207,555